ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details 2) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, authorized	12,000,000,000	12,000,000,000
Ordinary shares, issued	4,771,610,860	4,763,360,860
Ordinary shares, outstanding	4,771,610,860	4,763,360,860
Ku6 Media Co., Ltd.
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	12,000,000,000	12,000,000,000
Ordinary shares, issued	4,771,610,860	4,763,360,860
Ordinary shares, outstanding	4,771,610,860	4,763,360,860